Parent Only Financial Statements - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 38,929	$ 33,409		$ 80,091
Prepaid expenses	10,008	10,715		13,055
Total current assets	116,442	119,273		186,454
Total assets	263,022	276,839		443,395
Current liabilities:
Accrued expenses	40,724	42,147		64,430
Total current liabilities	162,679	165,203		184,640
Total liabilities	190,281	194,079		231,853
Stockholders' equity:
Additional paid-in capital	658,816	654,657		630,738
Accumulated deficit	(586,092)	(571,876)		(419,235)
Total stockholders' equity	72,741	82,760	$ 189,557	211,542	$ 385,385
Total liabilities and stockholders' equity	263,022	276,839		443,395
Class A Common Stock [Member]
Stockholders' equity:
Common stock value	1	1		1
Class X Common Stock [Member]
Stockholders' equity:
Common stock value	$ 1	1		$ 1
The Beachbody Company, Inc. [Member]
Current assets:
Cash and cash equivalents		25
Prepaid expenses		12
Investment in subsidiaries		463,955
Total current assets		463,992
Total assets		463,992
Current liabilities:
Accrued expenses		7
Due to subsidiaries		378,100
Total current liabilities		378,107
Warrant liabilities		3,125
Total liabilities		381,232
Stockholders' equity:
Additional paid-in capital		654,657
Accumulated deficit		(571,899)
Total stockholders' equity		82,760
Total liabilities and stockholders' equity		463,992
The Beachbody Company, Inc. [Member] | Class A Common Stock [Member]
Stockholders' equity:
Common stock value		1
The Beachbody Company, Inc. [Member] | Class X Common Stock [Member]
Stockholders' equity:
Common stock value		$ 1